Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Inventories
Schedule of inventories

Inventories

in € THOUS

	September 30,	December 31,
	2023	2022

Finished goods	1,302,097	1,310,995
Health care supplies	502,575	553,821
Raw materials and purchased components	364,721	306,994
Work in process	134,505	124,404
Inventories	2,303,898	2,296,214